Emerging Markets Core Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—78.0%
		Banking—1.2%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,257,041
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	514,058
2,000,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,966,788
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	779,812
2,500,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	2,484,932
1,500,000		OTP Bank Nyrt, Sub., Series EMTN, 8.750%, 5/15/2033	1,600,877
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,087,151
		TOTAL	9,690,659
		Chemicals & Plastics—0.6%
3,800,000	[1]	OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 12/23/2050	3,087,251
1,500,000	[1]	OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 3/23/2031	1,398,748
		TOTAL	4,485,999
		Finance—0.9%
2,700,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,726,459
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,860,655
		TOTAL	6,587,114
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	398,797
		Oil & Gas—9.1%
2,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 5/28/2045	1,512,633
1,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	1,083,981
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	2,529,175
2,250,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	2,329,306
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,465,492
1,900,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	2,043,433
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	949,426
2,200,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.125%, 9/10/2030	2,178,990
300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.500%, 6/10/2051	249,329
7,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	7,076,037
1,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.250%, 1/10/2036	983,750
1,200,000		Petroleos de Venezuela S.A., Co. Guarantee, 5.375%, 4/12/2027	351,000
600,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	453,468
1,800,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,209,825
1,250,000		Petroleos Mexicanos, 6.500%, 6/2/2041	1,090,687
2,250,000		Petroleos Mexicanos, Co. Guarantee, 6.625%, 6/15/2035	2,145,260
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	3,079,074
1,000,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	1,166,400
4,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,343,983
5,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	5,444,607
4,550,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	3,754,984
4,625,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	3,769,999
7,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	6,302,455
3,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	3,384,143
2,850,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	2,261,974
750,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	764,944

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	$ 175,407
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,534,075
800,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	805,059
875,000	YPF Sociedad Anonima, 144A, 8.250%, 1/17/2034	892,985
985,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	1,044,926
1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,604,193
2,050,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	2,130,253
	TOTAL	71,111,253
	Real Estate—0.1%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,093,090
	Sovereign—62.7%
1,000,000	Abu Dhabi, Government of, Sr. Unsecd. Note, REGS, 3.000%, 9/15/2051	672,147
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,078,843
5,300,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	5,184,362
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	3,923,537
13,102,770	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	7,713,600
10,429,831	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	8,823,637
2,030,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,786,400
9,500,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	6,868,500
20,332,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	15,727,321
1,584,091	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,160,347
10,050,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	8,085,225
1,400,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	833,028
11,000,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	8,388,490
5,500,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	4,311,945
640,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	630,464
800,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	780,000
2,900,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	2,801,777
4,360,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	4,184,946
450,000	Argentina, Government of, Unsecd. Note, Series 4A, 3.000%, 10/31/2028	391,811
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	952,108
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	745,193
2,700,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	3,048,111
2,600,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,417,173
3,200,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,029,038
1,300,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,213,098
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,047,146
2,100,000	Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.500%, 7/7/2037	2,185,462
2,500,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,328,967
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	1,022,826
1,000,000	Bahrain, Kingdom of, Sr. Unsecd. Note, REGS, 7.375%, 5/14/2030	1,047,474
1,000,000	Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	1,071,650
200,000	Barbados, Government of, Sr. Unsecd. Note, REGS, 8.000%, 6/26/2035	214,330
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,447,850
$ 800,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	835,520
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	212,008
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	471,715
300,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	283,029
1,700,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	1,586,763
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,467,670

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 3,600,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	$ 3,053,556
5,500,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	5,092,890
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,200,200
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 5.500%, 11/6/2030	3,054,000
4,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,497,170
1,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,718,530
4,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	4,184,000
4,625,000		Brazil, Government of, Sr. Unsecd. Note, 6.625%, 3/15/2035	4,752,187
883,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	882,417
2,109,000		Brazil, Government of, Sr. Unsecd. Note, 7.250%, 1/12/2056	2,104,782
1,500,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	1,487,100
BRL 2,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	328,526
$ 3,800,000		Colombia, Government of, 7.375%, 9/18/2037	3,854,340
1,500,000		Colombia, Government of, 8.375%, 11/7/2054	1,584,375
400,000		Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	357,640
800,000		Colombia, Government of, Sr. Unsecd. Note, 3.125%, 4/15/2031	691,040
2,350,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,984,222
5,200,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	3,824,600
900,000		Colombia, Government of, Sr. Unsecd. Note, 5.200%, 5/15/2049	661,500
1,187,000		Colombia, Government of, Sr. Unsecd. Note, 5.375%, 1/21/2029	1,180,175
2,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	1,942,440
287,000		Colombia, Government of, Sr. Unsecd. Note, 6.125%, 1/21/2031	285,795
275,000		Colombia, Government of, Sr. Unsecd. Note, 6.500%, 1/21/2033	272,374
1,600,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	1,672,800
2,600,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	2,710,760
3,400,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	3,551,980
2,700,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	2,897,505
1,614,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,722,784
500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 5.625%, 4/30/2043	476,835
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,605,025
3,800,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	4,113,956
3,350,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	3,722,218
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	973,000
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,534,009
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/28/2035	497,865
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	2,485,000
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,850,400
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	1,601,250
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.150%, 2/24/2055	534,250
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,647,000
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,259,265
2,950,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,618,125
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,070,500
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,425,200
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,240,200
700,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 8.750%, 1/29/2034	707,000
400,000		Ecuador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 1/29/2039	410,000
1,625,000	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,365,000
3,840,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	3,168,000
5,419,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	4,937,122

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	$ 1,414,941
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	599,290
$ 700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	707,521
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	904,671
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,674,619
2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,731,691
2,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	2,172,486
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	1,071,363
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	599,290
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,624,530
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	997,684
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,175,970
EGP 470,800,000	[2]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	9,576,133
$ 1,000,000		El Salvador, Government of, 144A, 8.250%, 4/10/2032	1,074,720
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	41,250
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,623,750
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	742,625
1,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	917,500
1,350,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	1,397,250
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	2,149,440
800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	908,232
47,200	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	46,062
198,736	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	173,750
2,999,325		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	2,933,644
4,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	3,695,569
2,187,500		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2029	2,143,590
1,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/3/2035	1,367,896
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,092,250
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,667,535
600,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/1/2050	585,000
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	1,002,450
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	3,018,630
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,365,313
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	1,009,600
1,500,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	1,566,041
3,300,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	3,795,429
1,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,206,420
800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	789,649
1,900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	2,029,550
3,400,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	3,668,407
1,250,835		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	1,248,455
7,700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	7,600,372
700,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 8.075%, 4/1/2036	748,322
1,500,000		Jamaica, Government of, 8.000%, 3/15/2039	1,808,970
2,500,000		Jordan, Government of, Sr. Unsecd. Note, REGS, 5.850%, 7/7/2030	2,515,116
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	551,687
800,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	809,109
2,000,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	2,139,876
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	331,439
4,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	4,695,847

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 800,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	$ 767,765
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.800%, 10/9/2038	2,024,853
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	496,485
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	292,150
3,800,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	1,130,500
350,000		Mexico, Government of, Sr. Unsecd. Note, 6.000%, 5/13/2030	364,175
700,000		Mongolia, Government of, Sr. Unsecd. Note, 144A, 6.625%, 2/25/2030	727,269
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	782,411
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,666,997
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,125,768
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.630%, 1/13/2036	2,136,558
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.129%, 1/13/2046	1,070,542
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,244,071
2,250,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,267,654
700,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	709,625
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,030,106
1,750,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,638,385
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,169,973
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,792,660
800,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	833,495
NGN 7,000,000,000	[2]	Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	4,784,796
$ 1,600,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	1,688,460
1,900,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,049,839
1,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,675,073
4,900,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	4,973,424
2,300,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,297,724
3,800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	3,824,032
700,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	727,028
400,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	417,135
4,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	3,687,440
1,500,000		Paraguay, Government of, Sr. Unsecd. Note, 144A, 2.739%, 1/29/2033	1,328,745
3,500,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	3,282,125
EUR 500,000		Romania, Government of, Sr. Unsecd. Note, 144A, 3.875%, 10/29/2035	533,462
$ 300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	312,277
EUR 3,300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	4,181,265
$ 500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	458,435
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	837,020
1,500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 3.450%, 2/2/2061	942,440
EUR 2,500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,626,990
$ 300,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	172,747
800,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	430,021
1,100,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	1,183,796
200,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	175,986
800,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	532,739
2,100,000		South Africa, Government of, 144A, 6.125%, 12/11/2037	2,037,252
500,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	529,931
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,794,501
2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,903,884
1,300,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,074,231
600,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	538,085

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		South Africa, Government of, Sr. Unsecd. Note, REGS, 6.125%, 12/11/2037	$ 1,940,280
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	3,944,859
4,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,668,000
2,190,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	2,133,069
3,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 6/15/2035	2,460,000
2,200,000		Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 3.600%, 5/15/2036	2,173,035
750,000		Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	758,115
500,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 6.500%, 1/28/2036	496,250
750,000		Trinidad and Tobago, Government of, Sr. Unsecd. Note, REGS, 6.400%, 6/26/2034	751,920
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,765,960
2,400,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,368,006
4,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,381,315
7,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	7,137,728
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,501,305
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,768,665
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,500,565
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 1/3/2035	2,477,176
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,935,569
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	4,979,295
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,540,195
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	2,971,195
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.950%, 9/16/2035	4,557,192
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,199,068
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	2,265,650
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,115,559
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,382,860
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,608,121
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,459,100
529,527	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	335,923
1,978,771	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	965,907
1,472,198	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	832,163
1,393,498	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	784,468
3,816,700	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	3,041,899
2,575,651	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	1,593,355
1,028,864	[3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2036	625,790
1,900,000	[3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	1,196,644
800,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	563,415
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	492,759
300,000		United Mexican States, Sr. Unsecd. Note, 5.625%, 2/9/2034	298,902
300,000		United Mexican States, Sr. Unsecd. Note, 6.125%, 2/9/2038	298,800
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,510,311
500,000	[3,4]	Venezuela, Government of, 9.375%, 1/13/2034	215,050
450,000	[3,4]	Venezuela, Government of, Bond, 9.250%, 9/15/2027	192,420
200,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	76,020
2,999,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	2,161,299
1,484,857		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	1,452,514
		TOTAL	487,625,369
		State/Provincial—1.3%
234,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	236,121
719,369		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	730,930

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		State/Provincial—continued
$ 630,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.800%, 11/26/2033	$ 645,674
750,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	730,162
1,400,000		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.875%, 9/1/2037	990,500
5,831,840		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	4,709,211
1,100,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 8.600%, 2/3/2035	1,078,191
562,000		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 9.750%, 7/2/2032	587,009
100,701		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.250%, 8/8/2028	97,680
269,231		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	255,769
		TOTAL	10,061,247
		Telecommunications & Cellular—0.3%
300,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	301,973
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,293,388
		TOTAL	2,595,361
		Transportation—0.3%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,026,082
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	521,740
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	633,438
		TOTAL	2,181,260
		Utilities—1.4%
500,000		Comision Ej Hi Rio Lempa, Sr. Unsecd. Note, REGS, 8.650%, 1/24/2033	534,875
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	1,005,120
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,378,278
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	930,688
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	5,042,091
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	846,473
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	99,314
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	374,806
		TOTAL	11,211,645
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $537,464,355)	607,041,794
		CORPORATE BONDS—18.4%
		Air Transportation—0.7%
198,485	[3,4]	Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 10.875%, 8/28/2030	4,853
2,300,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	2,383,375
1,400,000		Grupo Aeromexico SAB de CV, REGS, 8.625%, 11/15/2031	1,449,000
1,300,000		Latam Airlines Group S.A., 144A, 7.875%, 4/15/2030	1,365,559
550,000		Latam Airlines Group S.A., Sr. Secd. Note, 144A, 7.625%, 1/7/2031	578,187
		TOTAL	5,780,974
		Airport—0.1%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	209,955
700,000		Kingston Airport Revenue Finance Ltd., Sec. Fac. Bond, REGS, 6.750%, 12/15/2036	714,413
		TOTAL	924,368
		Automotive—0.1%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	261,371
500,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	435,618
		TOTAL	696,989
		Banking—3.0%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	602,755
2,000,000	[1]	Akbank T.A.S., 144A, 9.368%, 3/14/2029	2,087,586
1,000,000		AL Rajhi Sukuk Ltd., Sub., Series EMTN, 5.651%, 3/16/2036	1,007,037

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 2,300,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	$ 115,000
2,200,000		Banco Bradesco S.A., 144A, 6.500%, 1/22/2030	2,310,968
700,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.500%, 1/27/2031	701,400
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	487,680
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	516,929
800,000		Banco Davivienda S.A., Jr. Sub. Note, 144A, 8.125%, 7/2/2035	836,000
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	540,095
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	1,034,311
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,069,289
1,750,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Note, REGS, 3.733%, 9/25/2034	1,671,237
400,000		Industrial Subord TR 2.0, Sub. Note, 144A, 6.550%, 4/15/2036	406,200
2,000,000		Ipoteka-Bank Akib, Sr. Unsecd. Note, 6.450%, 10/9/2030	2,041,038
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,052,690
1,900,000		Scotiabank Peru S.A., Sub., 144A, 6.100%, 10/1/2035	1,976,760
1,800,000	[1,3,4,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		The National Bank For Foreign Ecomomic Activity of the Republic of Uzbekistan (NBU), Sr. Unsecd. Note, 7.200%, 7/17/2030	2,092,876
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	519,021
2,000,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.550%, 6/11/2036	1,997,004
		TOTAL	23,155,876
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	995,493
		Broadcast Radio & TV—0.4%
4,250,000		Grupo Televisa SAB, Sr. Unsecd. Note, 5.000%, 5/13/2045	2,965,090
		Building & Development—0.1%
700,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	703,329
		Building Materials—0.3%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	506,700
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,997,996
		TOTAL	2,504,696
		Chemicals & Plastics—1.2%
350,000		Braskem America Finance Co., REGS, 7.125%, 7/22/2041	140,116
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/13/2033	406,250
900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	367,605
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	821,180
2,150,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	812,969
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,901,077
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,952,915
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,296,870
1,400,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	1,447,624
		TOTAL	9,146,606
		Equipment Lease—0.1%
600,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 7.850%, 4/11/2029	582,278
		Finance—0.7%
EUR 1,500,000		BOI Finance B.V., Sr. Unsecd. Note, REGS, 7.500%, 2/16/2027	1,839,286
$ 3,110,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	8,086
60,000	[3,4]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 12/31/2099	156
2,600,000		Digicel International Finance Ltd. / Difl US LLC, 144A, 8.625%, 8/1/2032	2,705,017
800,000		PRIO LUX HLD S.a.r.l., Sr. Unsecd. Note, 144A, 6.750%, 10/15/2030	797,800
		TOTAL	5,350,345

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Food Products—0.7%
$ 1,500,000	Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	$ 1,456,480
1,000,000	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 8.000%, 5/12/2030	1,066,475
750,000	Grupo Nutresa S.A., Sr. Unsecd. Note, 144A, 9.000%, 5/12/2035	838,125
1,650,000	Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,803,734
	TOTAL	5,164,814
	Food Services—0.2%
2,000,000	MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,811,912
	Industrial Products & Equipment—0.1%
800,000	Embraer Netherlands Finance B.V., Sr. Unsecd. Note, 5.400%, 1/9/2038	790,440
	Leisure & Entertainment—0.1%
800,000	Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	792,466
	Metals & Mining—3.8%
1,000,000	Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,071,003
1,000,000	Cia de Minas Buenaventura S.A., Sr. Unsecd. Note, 144A, 6.800%, 2/4/2032	1,043,275
1,050,000	CSN Islands XI Corp., Sr. Unsecd. Note, REGS, 6.750%, 1/28/2028	1,005,097
750,000	CSN Resources S.A., Sr. Unsecd. Note, REGS, 4.625%, 6/10/2031	589,248
900,000	CSN Resources S.A., Sr. Unsecd. Note, REGS, 5.875%, 4/8/2032	731,840
300,000	First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2034	315,400
2,350,000	First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	2,524,630
2,000,000	First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 8.625%, 6/1/2031	2,103,402
200,000	Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	208,535
1,550,000	JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,548,247
900,000	Marcobre Sac, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2036	896,355
2,500,000	Navoi Mining and Metallurgical Co., Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	2,594,259
150,000	Samarco Mineracao S.A., Sr. Secd. Note, REGS, 9.500%, 6/30/2031	150,681
5,431,329	Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	5,456,004
1,000,000	Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	995,787
2,000,000	Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.500%, 11/16/2029	1,926,308
700,000	Vale Overseas Ltd., 6.125%, 6/12/2033	750,154
500,000	Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	483,294
750,000	Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.125%, 10/15/2032	786,213
700,000	Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.475%, 7/24/2030	738,965
1,700,000	Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 9.850%, 4/24/2033	1,833,583
700,000	Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 10.875%, 9/17/2029	750,230
350,000	Vedanta Resources, Sr. Unsecd. Note, REGS, 11.250%, 12/3/2031	388,179
730,000	Volcan Compania Minera S.A.A., Sr. Secd. Note, 144A, 8.500%, 10/28/2032	756,755
	TOTAL	29,647,444
	Oil & Gas—2.0%
421,819	Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	434,739
1,688,016	AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	1,729,507
400,000	AI Candelaria Spain SLU, Secured Note, REGS, 5.750%, 6/15/2033	357,802
981,707	Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,009,055
500,000	Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	486,335
200,000	Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	214,492
549,000	Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	439,194
500,000	Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	519,355
1,350,000	Hunt Oil Co. of Peru, Sr. Secd. Note, 7.750%, 11/5/2038	1,485,675
1,676,412	MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,491,068
694,030	MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	703,302
275,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, 144A, 6.250%, 9/17/2032	277,960

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 675,090		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	$ 659,598
300,000		Pluspetrol S.A., Sr. Unsecd. Note, 144A, 8.500%, 5/30/2032	308,742
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,452,301
870,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 8.500%, 6/10/2033	906,975
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	699,087
450,000		Yinson Bergenia Production B.V., Sec. Fac. Bond, 144A, 8.498%, 1/31/2045	489,642
1,748,623		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	1,944,322
		TOTAL	15,609,151
		Paper Products—0.2%
800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	726,475
1,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,036,045
		TOTAL	1,762,520
		Pharmaceuticals—0.1%
500,000		Biocon Biologics Global, 144A, 6.670%, 10/9/2029	508,053
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	210,573
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	229,679
		TOTAL	948,305
		Real Estate—0.2%
1,200,000		Aldar Properties PJSC, Sub. Note, 144A, 5.875%, 4/14/2056	1,186,392
824,763	[2,3,4,5]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	88,662
		TOTAL	1,275,054
		Retailers—0.1%
800,000	[3,4]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	2,008
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	830,293
1,200,000	[3,4]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	42,000
		TOTAL	874,301
		Steel—0.1%
800,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 7.500%, 1/27/2032	830,902
		Technology Services—0.2%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,253,878
		Telecommunications & Cellular—2.3%
1,200,000		Axian Telecom Holding & Management PLC, Sr. Unsecd. Note, 144A, 7.250%, 7/11/2030	1,217,479
750,000		Bharti Airtel Ltd., Sr. Unsecd. Note, 144A, 3.250%, 6/3/2031	708,967
600,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	565,116
2,050,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	1,956,709
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,149,723
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,594,964
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	827,144
271,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	285,450
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	931,762
1,600,000		Telecom Argentina S.A., Sr. Unsecd. Note, 144A, 9.250%, 5/28/2033	1,691,558
650,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	663,247
800,000		Telefonica Moviles Chile, Sr. Unsecd. Note, REGS, 3.537%, 11/18/2031	571,405
506,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	506,248
400,000		Total Play Telecom, 144A, 11.125%, 12/31/2032	384,000
800,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	788,704
3,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.450%, 1/24/2030	3,147,520
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,064,394
		TOTAL	18,054,390

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Transportation—0.2%
$ 1,000,000		Avianca Midco 2 PLC, 144A, 9.500%, 1/28/2031	$ 1,022,500
500,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	415,625
		TOTAL	1,438,125
		Utilities—1.3%
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	532,455
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	506,384
580,000		Empresa Electrica Cochrane SpA, 144A, 5.500%, 5/14/2027	580,682
500,000		Energuate Trust, Sr. Unsecd. Note, 144A, 6.350%, 9/15/2035	500,071
300,000		Enfragen Energia Sur S.A., REGS, 5.375%, 12/30/2030	280,102
500,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.125%, 2/11/2036	489,900
300,000		Fs Luxembourg S.a.r.l., Sr. Unsecd. Note, 144A, 8.875%, 2/12/2031	319,023
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,410,352
684,000		Greenko Power II Ltd., Sr. Unsecd. Note, 144A, 4.300%, 12/13/2028	655,743
225,161		Light Serv Eletricidade, Term Loan - 1st Lien, 4.210%, 12/19/2032	163,242
175,575		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	182,499
1,350,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,334,240
2,000,000		Saavi Energia S.a r.l., Sr. Unsecd. Note, REGS, 8.875%, 2/10/2035	2,167,800
500,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	519,105
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	186,833
		TOTAL	9,828,431
		TOTAL CORPORATE BONDS (IDENTIFIED COST $143,213,869)	142,888,177
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
191,350	[4,5]	Atento Luxco 1 S.A.	0
		Finance—0.0%
67,865	[4,5]	Unifin Financiera, S.A.B. de C.V.	0
		Real Estate—0.0%
3,000		Country Garden Services Holdings Co. Ltd.	113
		TOTAL COMMON STOCKS (IDENTIFIED COST $270,891)	113
		EXCHANGE-TRADED FUNDS—0.6%
8,953		iShares Emerging Markets Local Currency Bond ETF	379,070
35,667		iShares JP Morgan USD Emerging Markets Bond ETF	3,444,719
6,082		iShares MSCI Emerging Markets ETF	359,446
4,900		iShares MSCI Taiwan ETF	333,494
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,499,049)	4,516,729
		INVESTMENT COMPANY—3.4%
26,703,592		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[6] (IDENTIFIED COST $26,703,592)	26,703,592
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $712,151,756)	781,150,405
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(2,999,820)
		NET ASSETS—100%	$778,150,585
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Long Bond Short Futures	2	$230,250	March 2026	$(692)

At January 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/4/2026	State Street Bank & Trust Co.	1,946,662	EUR	$2,265,292	$42,290
2/18/2026	Standard Chartered Bank	17,600,000	EGP	$360,287	$10,696
2/19/2026	BNP Paribas SA	323,000,000	CLP	$350,022	$19,553
3/18/2026	Morgan Stanley Capital	337,897,275	CLP	$359,676	$26,896
3/18/2026	Bank of America, N.A.	328,665,843	CLP	$359,854	$16,156
3/18/2026	Goldman Sachs Bank	1,002,458,371	CLP	$1,168,053	$(21,188)
3/18/2026	State Street Bank & Trust Co.	333,725,997	CLP	$361,419	$20,380
3/18/2026	Bank of America, N.A.	324,197,850	CLP	$359,764	$11,135
3/18/2026	BNP Paribas SA	2,728,673,749	COP	$740,196	$(8,332)
3/18/2026	BNP Paribas SA	58,322,000	ZAR	$3,617,662	$(18,649)
4/15/2026	State Street Bank & Trust Co.	652,289	EUR	$781,386	$(5,611)
Contracts Sold:
2/4/2026	JPMorgan Chase Bank N.A.	450,000	EUR	$536,108	$2,676
2/4/2026	State Street Bank & Trust Co.	652,289	EUR	$778,818	$5,591
2/4/2026	JPMorgan Chase Bank N.A.	450,000	EUR	$531,689	$(1,743)
2/4/2026	JPMorgan Chase Bank N.A.	394,372	EUR	$463,199	$(4,292)
2/19/2026	BNP Paribas SA	323,000,000	CLP	$344,820	$(24,755)
3/18/2026	Morgan Stanley Capital	328,665,843	CLP	$364,686	$(11,325)
3/18/2026	Morgan Stanley Capital	333,725,997	CLP	$364,839	$(16,960)
3/18/2026	Morgan Stanley Capital	337,897,275	CLP	$360,928	$(25,644)
3/18/2026	Goldman Sachs Bank	2,728,673,749	COP	$723,909	$(7,955)
3/18/2026	UBS AG	6,720,400	EUR	$7,922,794	$(59,380)
4/15/2026	BNP Paribas SA	1,350,000,000	COP	$359,331	$(484)
4/15/2026	Morgan Stanley Capital	652,289	EUR	$780,937	$5,162
5/4/2026	BNP Paribas SA	1,656,291	BRL	$311,846	$3,449
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(42,334)
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts are included in “Other Assets and Liabilities— Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$16,370,372
Purchases at Cost	$109,147,459
Proceeds from Sales	$(98,814,239)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2026	$26,703,592
Shares Held as of 1/31/2026	26,703,592
Dividend Income	$202,982

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Zero coupon bond, reflects effective rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$607,041,794	$—	$607,041,794
Corporate Bonds	—	142,594,515	293,662	142,888,177
Exchange-Traded Funds	4,516,729	—	—	4,516,729
Equity Security:
Common Stock
International	—	113	0	113
Investment Company	26,703,592	—	—	26,703,592
TOTAL SECURITIES	$31,220,321	$749,636,422	$293,662	$781,150,405
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$163,984	$—	$163,984
Liabilities
Futures Contracts	(692)	—	—	(692)
Foreign Exchange Contracts	—	(206,318)	—	(206,318)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(692)	$(42,334)	$—	$(43,026)

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
LLP	—Limited Liability Partnership
NGN	—Nigerian Naira
USD	—United States Dollar
ZAR	—South African Rand